Segment Information - Schedule of Condensed Income Statement (Details) - Chief Operating Decision Maker [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
General and administrative expenses	$ 2,136,963	$ 4,565,129
Interest earned on the Trust Account	$ 2,409,077	$ 8,128,147